UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2008

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            April 28, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      46

 Form 13F Information Table Value Total:      $      927,649
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  5,834     170,000  SH       SOLE           170,000
 AIR PRODUCTS & CHEMICA     COM      009158106  10,580    115,000  SH       SOLE           115,000
 APACHE CORP.               COM      037411105  24,164    200,000  SH       SOLE           200,000
 AQUA AMERICA, INC.         COM      03836W103  5,277     281,000  SH       SOLE           281,000
 BAKER HUGHES, INC..        COM      057224107  14,043    205,000  SH       SOLE           205,000
 BJ SERVICES CO.            COM      055482103  5,776     202,600  SH       SOLE           202,600
 CHEVRON CORP.              COM      166764100  61,032    715,000  SH       SOLE           715,000
 CONOCOPHILLIPS             COM      20825C104  42,441    556,891  SH       SOLE           556,891
 DEVON ENERGY CORP.         COM      25179M103  34,429    330,000  SH       SOLE           330,000
 DUKE ENERGY CORP.          COM      26441C105  3,885     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  7,365     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  24,920    400,000  SH       SOLE           400,000
 ENSCO INTERNATIONAL, I     COM      26874Q100  13,097    209,150  SH       SOLE           209,150
 EOG RESOURCES INC.         COM      26875P101  27,600    230,000  SH       SOLE           230,000
 EQUITABLE RESOURCES IN     COM      294549100  26,505    450,000  SH       SOLE           450,000
 EXXON MOBIL CORP.          COM      30231G102 105,302   1,245,000 SH       SOLE          1,245,000
 FOREST OIL CORP            COM      346091705  1,811      37,000  SH       SOLE           37,000
 GENERAL ELECTRIC CO.       COM      369604103  6,070     164,000  SH       SOLE           164,000
 GRANT PRIDECO INC          COM      38821G101  15,160    308,000  SH       SOLE           308,000
 HERCULES OFFSHORE, INC     COM      427093109  15,072    600,000  SH       SOLE           600,000
 HESS CORPORATION           COM      42809H107  17,195    195,000  SH       SOLE           195,000
 INTERNATIONAL COAL GRO     COM      45928H106  19,050   3,000,000 SH       SOLE          3,000,000
 LUBRIZOL CORP              COM      549271104  7,494     135,000  SH       SOLE           135,000
 MARATHON OIL CO.           COM      565849106  10,944    240,000  SH       SOLE           240,000
 MASSEY ENERGY CO.          COM      576206106  3,536      96,879  SH       SOLE           96,879
 MDU RESOURCES GROUP, I     COM      552690109  9,206     375,000  SH       SOLE           375,000
 MURPHY OIL CORP.           COM      626717102  17,783    216,500  SH       SOLE           216,500
 NABORS INDUSTRIES, LTD     COM      G6359F103  17,560    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  9,442     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  9,315     300,000  SH       SOLE           300,000
 NOBLE CORP                 COM      G65422100  29,802    600,000  SH       SOLE           600,000
 NOBLE ENERGY INC.          COM      655044105  24,752    340,000  SH       SOLE           340,000
 NORTHEAST UTILITIES        COM      664397106  4,908     200,000  SH       SOLE           200,000
 OCCIDENTAL PETROLEUM C     COM      674599105  29,268    400,000  SH       SOLE           400,000
 QUESTAR CORP               COM      748356102  18,099    320,000  SH       SOLE           320,000
 ROHM & HAAS CO.            COM      775371107  8,112     150,000  SH       SOLE           150,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  18,280    265,000  SH       SOLE           265,000
 SCHLUMBERGER LTD           COM      806857108  48,720    560,000  SH       SOLE           560,000
 SPECTRA ENERGY CORP.       COM      847560109  2,475     108,812  SH       SOLE           108,812
 SUNCOR ENERGY              COM      867229106  8,672      90,000  SH       SOLE           90,000
 TOTAL S.A.             SPONSORED ADR89151E109  28,864    390,000  SH       SOLE           390,000
 TRANSOCEAN INC             SHS      G90073100  32,171    237,953  SH       SOLE           237,953
 VALERO ENERGY CORP.        COM      91913Y100  20,872    425,000  SH       SOLE           425,000
 WEATHERFORD INT'L. LTD     COM      G95089101  35,768    493,560  SH       SOLE           493,560
 WILLIAMS COMPANIES, IN     COM      969457100  14,841    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  30,157    487,500  SH       SOLE           487,500
                                                927,649